Consolidated Balance Sheets (Unaudited) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
CURRENT ASSETS
Cash	$ 7,006,248	$ 4,912,442
Restricted cash		23,312
Short-term investments	54,915	549,895
Accounts receivable from third-party customers, net	3,905,754	2,367,326
Accounts receivable from a related party	957,396	515,193
Inventories, net	3,873,586	4,203,163
Due from related parties	61,297	32,528
Prepayments and other current assets	877,090	1,662,272
Total current assets	16,736,286	14,266,131
Property, plant and equipment, net	73,604,671	69,876,039
Right-of-use lease assets, net	5,031,465	5,170,395
Intangible assets, net	2,210,222	2,223,285
Long-term investments in equity investees	1,725,900	1,703,900
Deferred tax assets	430,601	605,658
TOTAL ASSETS	99,739,145	93,845,408
CURRENT LIABILITIES
Short-term bank loans	688,000	704,446
Current portion of long term bank loans	974,660	796,416
Accounts payable	1,271,812	847,151
Accounts payable – related parties	1,270,300	350,199
Due to related parties	1,273,741	2,001,940
Advances from customers	250,080	209,508
Taxes payable	4,951,940	4,443,192
Accrued expenses and other current liabilities	6,858,073	11,737,680
Operating lease liabilities, current	180,420	171,803
Total current liabilities	17,719,026	21,262,335
Long term bank loans	6,152,375	6,557,608
Operating lease liabilities, non-current	1,046,490	1,123,060
TOTAL LIABILITIES	24,917,891	28,943,003
Commitments
EQUITY
Additional paid-in capital	68,099,112	60,355,278
Statutory reserve	291,443	291,443
Retained earnings	5,827,340	4,628,708
Accumulated other comprehensive gain (loss)	123,585	(960,285)
Total Dogness (International) Corporation shareholders’ equity	74,408,416	64,374,393
Noncontrolling interest	412,838	528,012
Total equity	74,821,254	64,902,405
TOTAL LIABILITIES AND EQUITY	99,739,145	93,845,408
Common Class A [Member]
EQUITY
Common share value	48,798	41,111
Common Class B [Member]
EQUITY
Common share value	$ 18,138	$ 18,138